Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 3 — INVENTORIES

Inventories consisted of the following:

	September 30, 2024	December 31, 2023
Finished Goods	$547,981	$531,302
Work-in-Process	1,976,318	989,712
Raw Materials	1,070,105	1,235,336
Total Inventory	$3,594,404	$2,756,350

NOTE 3 — INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2023	2022
Finished Goods	$531,302	$877,847
Work-in-Process	989,712	1,233,462
Raw Materials	1,235,336	1,530,586
Total Inventory	$2,756,350	$3,641,895